Loans - Schedule of Future Obligations For Loans From Banks (Details) - Dec. 31, 2025	CNY (¥)	USD ($)
Schedule of Future Obligations For Loans From Banks [Abstract]
2026	¥ 70,283,323	$ 10,050,382
2027	5,865,377	838,738
2028	5,675,373	811,567
Total future loan payments	81,824,073	11,700,687
Less: imputed interest	4,124,073	589,735
Total bank loans and loans from other financial institutions	¥ 77,700,000	$ 11,110,952